Derivative financial liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Derivative Financial Liabilities [Abstract]
Derivative financial liabilities
16.	Derivative financial liabilities
On February 24, 2021, in connection with a registered direct offering, the Company issued stock warrants to investors to purchase up to an aggregate of 2,673,268 Common Shares at an exercise price of US$11.00 at any time prior to three and a half years following the date of issuance.
On December 13, 2021, as part of a registered direct offering, the Company issued stock warrants to investors to purchase up to an aggregate of
 3,055,556 Common Shares at an exercise price of US$4.70 at any time prior to three and a half years following the date of issuance.
The stock warrants are classified as a derivative liability under IFRS by the sole virtue of their exercise price being denominated in USD. As such, the warrants are subject to revaluation under the Black Scholes model at each reporting date, with gains and losses recognized to the consolidated statement of operations and comprehensive loss.
In the event that these warrants are fully exercised, the Company would receive cash proceeds of US$43,767, with the balance of the liability reclassified to equity at that time. If the warrants were to expire unexercised, then the liability would be extinguished through a gain in the consolidated statement of operations and comprehensive loss.

	December 31, 2021	December 31, 2020

Balance, December 31, 2020	—	—
Stock warrants issued	23,986	—
Change in fair value due to revaluation of derivative financial liabilities	(11,276)	—
Change in fair value due to foreign exchange	(22)	—

Balance, December 31, 2021	12,688	—

Details of the derivative financial liabilities as at December 31, 2021 are as follows:

	Warrants Outstanding and exercisable (000s)	Weighted Average Exercise Price $
Balance, December 31, 2020	—	—
Warrants granted	5,729	9.69

Balance, December 31, 2021	5,729	9.69

The 5,728,824 warrants outstanding noted above have an expiry date between August 2024 and June 2025.
The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	As at December 31, 2021	As at December 31, 2020
Risk-free interest rate	0.97%	—
Expected life	2.7 - 3.5 years	—
Expected volatility in market price of shares	102% - 109%	—
Expected dividend yield	0%	—
Expected forfeiture rate	0%	—